MASSMUTUAL SELECT FUNDS
MassMutual Select Growth Opportunities Fund
(the “Fund”)
Supplement dated November 23, 2020 to the
Prospectus dated February 1, 2020 and the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective December 31, 2020, the information related to Christopher J. Bonavico, CFA for the Fund found under the heading Portfolio Manager(s) in the section titled Management (page 58 of the Prospectus) is hereby removed.
The following information replaces similar information for the Fund found under the heading Portfolio Manager(s) in the section titled Management (page 58 of the Prospectus):
Daniel J. Prislin, CFA is a Portfolio Manager and Analyst at Jackson Square. He has managed the Fund since June 2006. Mr. Prislin is expected to retire from Jackson Square on or about December 31, 2021.
Effective December 31, 2020, the information related to Christopher J. Bonavico, CFA under Jackson Square Partners, LLC (“Jackson Square”) found on page 134 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby removed.
The following information replaces similar information for Daniel J. Prislin, CFA under Jackson Square found on page 135 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Daniel J. Prislin, CFA

is a portfolio manager of a portion of the Growth Opportunities Fund. Mr. Prislin is a Portfolio Manager and Analyst at Jackson Square. Jackson Square manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining Jackson Square, he was a portfolio manager and equity analyst on Delaware Investments’ Focus Growth Equity team from April 2005 to April 2014. Prior to joining Delaware Investments, Mr. Prislin was a principal and portfolio manager at Transamerica Investment Management, where he also managed subadvised funds and institutional separate accounts. Prior to joining Transamerica in 1998, he was a portfolio manager with The Franklin Templeton Group. Mr. Prislin is expected to retire from Jackson Square on or about December 31, 2021.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-20-11
GO-20-2

MASSMUTUAL SELECT FUNDS
MassMutual Select Growth Opportunities Fund
(the “Fund”)
Supplement dated November 23, 2020 to the
Statement of Additional Information dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective December 31, 2020, the information related to Christopher J. Bonavico of Jackson Square Partners, LLC (“Jackson Square”) found on page B-305 in the section titled Appendix C — Additional Portfolio Manager Information is hereby deleted.
The following information supplements the information related to Daniel J. Prislin of Jackson Square found on page B-305 in the section titled Appendix C — Additional Portfolio Manager Information:
Mr. Prislin is expected to retire from Jackson Square on or about December 31, 2021.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-20-08